Earnings per share (Details 1) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017 [1]	Dec. 31, 2016 [1]
Basic earnings per share
Net earnings attributable to the Organization's common shareholders (R$ thousand)	R$ 7,916,635	R$ 8,157,920	R$ 8,542,147
Net earnings attributable to the Organization's preferred shareholders (R$ thousand)	R$ 8,667,280	R$ 8,931,444	R$ 9,352,102
Weighted average number of common shares outstanding (thousands)	3,354,990	3,354,990	3,354,990
Weighted average number of preferred shares outstanding (thousands)	3,339,188	3,339,188	3,339,188
Common shares
Basic earnings per share
Basic earnings per share attributable to shareholders of the Organization (in Reais)	R$ 2.36	R$ 2.43	R$ 2.55
Preferred shares
Basic earnings per share
Basic earnings per share attributable to shareholders of the Organization (in Reais)	R$ 2.60	R$ 2.67	R$ 2.80

[1]	All share amounts presented for prior periods have been adjusted to reflect the stock split approved at the Special Shareholders' Meeting held on March 12, 2018, in the proportion of one new share for every 10 shares held.